EXHIBIT 99.38

Edge Mortgage Advisory Company, LLC (“EdgeMAC”) Executive Summary

Executive Summary

Verus 2021-6

Description of the due diligence performed

Overview of the assets that were reviewed

Incenter LLC d/b/a Edgemac (as assignee of Edge Mortgage Advisory Company LLC) (“EdgeMAC”) performed an independent third-party due diligence review of 4 loans acquired by NQM Purchaser LLC (the “Client”). The review was performed between March 2019 and June 2021.

Sampling of assets

Edgemac follows the nationally recognized statistical rating organizations, NRSRO(s), criteria. For all originators, Edgemac performed review on 100% of the loans. The loan population was 4 loans for an aggregate original principal balance of $3,192,300.00.

The review was conducted in accordance with the following NRSRO(s) Third Party Due Diligence Criteria:

Identity of NRSRO	Title and Date of Criteria
DBRS, Inc.	Third-Party Due Diligence Criteria for U.S. RMBS Transaction, September 11, 2020
S&P Global Ratings	Methodology And Assumptions For Rating U.S. RMBS Issued 2009 and Later, February 22, 2018

Data integrity and methodology

Edgemac performed data integrity analysis on all loans in the sample by comparing the information supplied on the data tape against the source documents in the loan file. All discrepancies are reported on the Final Tape Compare Report.

The data comparison consisted of the following data fields:

Data Comparison Fields
Amortization Term
Appraisal Value
Borrower First Name
Coborrower 1 First Name
Coborrower 1 Last Name
Doc Type
First Payment Date
FTHB Flag
Interest Rate Initial Cap
Interest Rate Life Cap
Interest Rate Periodic Cap
Interest Rate Rate Change Frequency

Interset Rate Life Floor
Investor Qualifying DSCR
Investor Qualifying DTI
Loan Purpose
Loan Type
Margin
Maturity Date
Note Date
Number of Units
Occupancy Type
Original CLTV
Original Interest Rate
Original Loan Amount
Original LTV
Original P&I
Original Term
Property City
Property State
Property Street Address
Property Type
Property Zip
QM Designation
Qualifying Credit Score
Sales Price

Underwriting Conformity

Edgemac performed a complete review of all loan files, as supplied by the Client, to determine whether the loans were originated in accordance with the Client’s underwriting guidelines, eligibility requirements, and applicable Policies & Procedures, noting any exceptions and compensating factors. The review included, where applicable, the following items:

Credit, Income, Assets and Employment

A.	Validate that the appropriate documentation was provided as required by guidelines for the Debt Service Coverage Ratio (“DSCR”) when required. Make a reasonable assessment of whether there are any indications that source documentation may be fraudulent.

B.	Validate that assets used for qualification match the documentation in the file and the information used to calculate down payment, closing costs, and reserves meet program guideline requirements

C.	Review exceptions, compensating factors and underwriter comments, if available

D.	Review the loan approval against all supporting documentation and loan application to verify accuracy

E.	Review the initial loan application against the final loan application or other loan applications found in the file to validate the application was signed and properly completed and to expose discrepancies

F.	Evaluate that a credit report has been provided for all borrowers/guarantors and assess whether it was pulled in a timely manner and that the credit scores meet applicable guidelines. Verify whether any fraud alerts are listed on the credit reports and make a reasonable assessment of whether the borrower’s profile adheres to applicable guidelines

G.	Conduct a fraud review, based on information derived from source documentation provided in the loan file, for the purposes of identifying misrepresentations contained in the loan file, including with respect to occupancy, income, employment and liabilities

Occupancy, Taxes, Title and Insurance

A.	Review for occupancy representation versus occupancy type.

B.	Review the title report for possible judgments and other liens that may have existed upon origination; verify chain of title.

C.	Verify and validate the file contains sufficient property insurance coverage as required by guidelines; confirm property insurance policy contains appropriate mortgagee clause. For subject properties located in a Special Flood Hazard Area where flood insurance is required, verify and validate the file contains sufficient flood insurance coverage as required by guidelines and that flood insurance policy contains appropriate mortgagee clause.

D.	Review property details on appraisal including a review for ineligible properties.

E.	Verify that a business use affidavit was executed by the borrowers/guarantors.

Property Valuation Review

Edgemac reviewed all loans to validate the original appraisal report was provided in the loan file and that it is substantially complete. The evaluation included the following components:

A.	Review the original appraisal report to ensure the valuation was performed by a licensed appraiser and in accordance with guidelines,

B.	Verify subject property type meets applicable guidelines,

C.	Note any exceptions to stated value or appraisal guidelines,

D.	Verify value used to calculate LTV/CLTV and note any deviations,

E.	Verify the appraisal report matches loan documents, and

F.	Review additional valuation products in the file; if there is a 10% variance, Client is notified and an additional independent valuation product will be obtained.

Regulatory Compliance Review

Not Applicable.

Document Review

Edgemac reviewed all mortgage loan files supplied and verified that the following documents, if applicable, were included in the file and that the data on the documents was consistent:

•	Initial Application (1003)

•	Final Application (1003)

•	Loan Approval /1008 / Fannie Mae Desktop Underwriter (DU)

•	HUD1 from Sale of Previous Residence

•	Loan Estimates and Closing Disclosures / Settlement Statements

•	Sales Contract

•	Mortgage/Deed of Trust

•	Note

•	Guaranty Agreement

•	Occupancy Affidavit

•	Lease Agreements

•	Business Purpose Affidavit

•	Junior Lien Information

•	Subordination Agreement

•	Income Documentation

•	Employment Documentation

•	Asset Documentation

•	Credit Reports

•	4506T/Tax Documentation

•	Disclosures: Right of Rescission, Net Tangible Benefit and FACTA

•	Appraisal

•	Title/Preliminary Title

•	Flood and Hazard Insurance Policies

•	Flood Certificates

•	Notice of Special Flood Hazards

•	Mortgage Insurance

Other review and methodology

Not applicable.

Summary of findings and conclusions of review

Below provides the summary of the review findings:

Final Overall Grade Summary

Overall	# of Mortgage Loans	% of Mortgage Loans
A	4	100.00%
Total	4	100.00%

Credit Grade Summary

Credit	# of Mortgage Loans	% of Mortgage Loans
A	4	100.00%
Total	4	100.00%

Compliance Grade Summary

Compliance	# of Mortgage Loans	% of Mortgage Loans
A	4	100.00%
Total	4	100.00%

Property Grade Summary

Property	# of Mortgage Loans	% of Mortgage Loans
A	4	100.00%
Total	4	100.00%

Exception Summary

Below provides a summary of the individual exceptions based on the general categories of Credit, Compliance, and Property.

Credit Exception Categories	Exception Count	Exception Grade C	Exception Grade B
None
Total

Compliance Exception Categories	Exception Count	Exception Grade C	Exception Grade B
None
Total

Property Exception Categories	Exception Count	Exception Grade C	Exception Grade B
None
Total

Data Integrity Summary

The table below provides a summary of the data compare results:

Field Name	# of Discrepancies	% Accuracy
Amortization Term	3	25.00%
Appraisal Value	0	100.00%
Borrower First Name	2	50.00%
Coborrower 1 First Name	0	100.00%
Coborrower 1 Last Name	0	100.00%
Doc Type	0	100.00%
First Payment Date	3	25.00%
FTHB Flag	0	100.00%
Interest Rate Initial Cap	0	100.00%
Interest Rate Life Cap	0	100.00%
Interest Rate Periodic Cap	0	100.00%
Interest Rate Rate Change Frequency	0	100.00%
Interset Rate Life Floor	0	100.00%
Investor Qualifying DSCR	2	50.00%
Investor Qualifying DTI	0	100.00%
Loan Purpose	0	100.00%
Loan Type	0	100.00%
Margin	0	100.00%
Maturity Date	1	75.00%
Note Date	0	100.00%
Number of Units	1	75.00%

Occupancy Type	0	100.00%
Original CLTV	0	100.00%
Original Interest Rate	0	100.00%
Original Loan Amount	0	100.00%
Original LTV	0	100.00%
Original P&I	0	100.00%
Original Term	0	100.00%
Property City	0	100.00%
Property State	0	100.00%
Property Street Address	0	100.00%
Property Type	0	100.00%
Property Zip	0	100.00%
QM Designation	1	75.00%
Qualifying Credit Score	0	100.00%
Sales Price	0	100.00%
Total	13	75.00%

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